EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EARNINGS (LOSS) PER SHARE
Calculation of basic and diluted loss per share

The following table sets forth the calculation of basic and diluted earnings (loss) per share for the periods ended:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2021		2020		2021		2020
(in millions, except per share amounts)	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income (loss) attributable to common shareholders	$(42.1)	$(42.1)	$13.0	$13.0	$(139.1)	$(139.1)	$33.3	$33.3
Weighted average shares outstanding(1)	301.6	301.6	243.2	243.2	283.4	283.4	243.2	243.2
Dilutive securities(2)	—	—	—	—	—	—	—	—
Denominator for earnings per share – weighted average shares	301.6	301.6	243.2	243.2	283.4	283.4	243.2	243.2
Earnings (loss) per share	$(0.14)	$(0.14)	$0.05	$0.05	$(0.49)	$(0.49)	$0.14	$0.14
(1)	For purposes of calculating earnings (loss) per share the Company has retrospectively presented earnings (loss) per share as if the Reorganization Transactions had occurred at the beginning of the earliest period presented. Such retrospective presentation reflects an increase of approximately 47.4 million shares due to the exchange of shares in Constellation for shares in the Company.
(2)	For the three and nine months ended September 30, 2021, potentially dilutive securities were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

The following table sets forth the calculation of both basic and diluted loss per share for the periods ended:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
Basic and Diluted Loss Per Share:	2020	2019	2018
Net loss attributable to common shareholders	$(38.5)	$(109.0)	$(239.1)
Weighted average shares outstanding(a)(b)	243.2	141.7	141.3
Basic and diluted loss per share	$(0.16)	$(0.77)	$(1.69)
(a)	As described in Note 3, the more dilutive effect of applying either the two-class method or the treasury stock method is used for the participating securities. Generally, the two-class method is more dilutive. Since the participating securities do not participate in losses of the Company, there was no allocation of losses to these securities for all periods presented above as the Company was in a net loss position. Therefore, the effects of the participating securities was not included under either method.
(b)	For purposes of calculating earnings (loss) per share the Company has retrospectively presented earnings (loss) per share as if the Reorganization Transactions had occurred at the beginning of the earliest period presented. Such retrospective presentation reflects an increase of approximately 47.4 million shares due to the exchange of shares in Constellation for shares in the Company.